Cover	Sep. 29, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	As previously reported on October 4, 2023, Immunome, Inc. (the "Company") completed its previously announced merger transaction in accordance with the terms and conditions of the Agreement and Plan of Merger and Reorganization, dated as of June 29, 2023 (the "Merger Agreement"), by and among the Company, Ibiza Merger Sub, Inc., a wholly owned subsidiary of the Company ("Merger Sub"), and Morphimmune Inc. ("Morphimmune"), pursuant to which Merger Sub merged with and into Morphimmune, with Morphimmune surviving the merger as a wholly owned subsidiary of the Company. This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend the Current Report on Form 8-K filed on October 4, 2023 (the "Original Report"), solely to provide the disclosures required by Item 9.01 of Form 8-K that were not previously filed with the Original Report.
Document Period End Date	Sep. 29, 2023
Entity File Number	001-39580
Entity Registrant Name	Immunome, Inc.
Entity Central Index Key	0001472012
Entity Tax Identification Number	77-0694340
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	665 Stockton Drive, Suite 300
Entity Address, City or Town	Exton
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19342
City Area Code	610
Local Phone Number	321-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IMNM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false